Employee Benefit Plans - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Stock Options [Line Items]
Defined contribution plan employer discretionary contribution amount	$ 0	$ 0	$ 0	$ 0
Share Granted
Stock-based compensation expense	0	55,000	55,000	256,000
Shares vested			18,000	11,500
Stock options, outstanding			120,345	189,345	408,850
Stock Options
Schedule Of Stock Options [Line Items]
Stock-based compensation expense	0	0	0	0
Aggregate intrinsic value of options outstanding and exercisable			0
Stock options, exercisable	0
Stock options, outstanding	0
Restricted Stock
Schedule Of Stock Options [Line Items]
Share Granted	0		0	0
Restricted stock option plan expense	0	0	55,000	256,000
Fair value of restricted stock vested			8,000
Defined Contribution Plans
Schedule Of Stock Options [Line Items]
Contribution plan eligibility period	60 days
Employees contribution to defined contribution plan	100.00%
Description of defined contribution pension and other postretirement plans	The Corporation previously matched the first 2% contributed with a dollar-for-dollar match and the next 2% of employee contributions at a rate of $.50 for each dollar. These amounts were increased beginning in January 2014 to the first 2% contributed with a dollar-for-dollar match, the next 2% matched at a rate of $0.50 for each dollar and the next 4% matched at $0.25 for each dollar
Defined contribution plan number of investment options	20
Defined contribution plan employer discretionary contribution amount	579,000	0	213,000	0
Management Recognition Plan
Schedule Of Stock Options [Line Items]
Percentage of common stock acquired and reserved for issuance under Management Recognition Plan ("MRP")	4.00%
Contribution towards Management Recognition Plan ("MRP")	2,000,000
Number of Shares acquired under Management Recognition Plan ("MRP") Contribution	1,000,000
Share Granted	0	0	0	0
Stock-based compensation expense	0	0	0	0
Shares vested	0	0	0	0
Number of unallocated Management Recognition Plan ("MRP") shares			429,869	429,869
Cost of unallocated shares			927,000	927,000
Deferred Compensation Plans
Schedule Of Stock Options [Line Items]
Percentage Of Shares Vested	100.00%
Remaining Shares after first distribution	166,480
Contributions made to participant's account	0		0	0
Deferred compensation obligation component of stockholders deficit			$ 901,000